Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Carrying Value and Type of Foreclosed Assets Covered by FDIC Loss Share Agreements) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	$ 52,951	$ 72,907	$ 31,145
Repossessions [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets		1
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	52,951	72,906
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	12,279	15,945
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	9,570	11,624
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	30,602	43,323
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	449
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	$ 51	$ 2,014